UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31

Date of reporting period: July 31, 2018

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS EQUITY TRUST

CLEARBRIDGE SMALL CAP GROWTH FUND

FORM N-Q

JULY 31, 2018

CLEARBRIDGE SMALL CAP GROWTH FUND

Schedule of investments (unaudited)	July 31, 2018

SECURITY	SHARES	VALUE
COMMON STOCKS - 94.9%
CONSUMER DISCRETIONARY - 10.4%
Auto Components - 2.0%
Fox Factory Holding Corp.	1,392,648	$69,214,606	*

Distributors - 1.1%
Core-Mark Holding Co. Inc.	1,524,028	36,850,997

Diversified Consumer Services - 1.8%
Chegg Inc.	2,185,050	60,525,885	*

Media - 1.7%
Lions Gate Entertainment Corp., Class A Shares	1,016,966	24,254,639
Lions Gate Entertainment Corp., Class B Shares	1,431,406	32,736,255
Turn Inc. (Escrow)	878,957	1,156,956	*(a)(b)(c)

Total Media		58,147,850

Specialty Retail - 3.8%
Hudson Ltd., Class A Shares	2,104,330	35,563,177	*
Monro Inc.	984,345	66,394,070
National Vision Holdings Inc.	741,470	30,148,170	*

Total Specialty Retail		132,105,417

TOTAL CONSUMER DISCRETIONARY		356,844,755

CONSUMER STAPLES - 2.3%
Food & Staples Retailing - 2.0%
BJ’s Wholesale Club Holdings Inc.	651,220	16,143,744	*
Casey’s General Stores Inc.	495,841	54,235,088

Total Food & Staples Retailing		70,378,832

Food Products - 0.3%
SunOpta Inc.	1,142,415	9,367,803	*

TOTAL CONSUMER STAPLES		79,746,635

ENERGY - 1.4%
Energy Equipment & Services - 1.4%
Cactus Inc., Class A Shares	279,460	9,143,931	*
Newpark Resources Inc.	3,440,116	38,013,282	*

TOTAL ENERGY		47,157,213

FINANCIALS - 6.4%
Banks - 3.3%
SVB Financial Group	126,431	38,925,576	*
Western Alliance Bancorp	1,277,192	72,442,330	*

Total Banks		111,367,906

Capital Markets - 0.9%
WisdomTree Investments Inc.	3,677,573	32,141,988

See Notes to Schedule of Investments.

CLEARBRIDGE SMALL CAP GROWTH FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2018

SECURITY	SHARES	VALUE
Insurance - 2.2%
American Equity Investment Life Holding Co.	1,335,498	$47,717,344
Trupanion Inc.	698,420	29,054,272	*

Total Insurance		76,771,616

TOTAL FINANCIALS		220,281,510

HEALTH CARE - 21.5%
Biotechnology - 0.7%
Acorda Therapeutics Inc.	692,423	17,275,954	*
Genomic Health Inc.	161,600	8,672,264	*

Total Biotechnology		25,948,218

Health Care Equipment & Supplies - 6.1%
Insulet Corp.	1,018,913	84,732,805	*
Integra LifeSciences Holdings Corp.	1,172,338	73,071,828	*
Penumbra Inc.	358,989	51,066,185	*

Total Health Care Equipment & Supplies		208,870,818

Health Care Providers & Services - 1.0%
Surgery Partners Inc.	2,264,182	34,189,148	*

Health Care Technology - 6.0%
athenahealth Inc.	501,217	75,538,414	*
Medidata Solutions Inc.	1,288,248	95,729,709	*
Vocera Communications Inc.	1,211,237	36,555,133	*

Total Health Care Technology		207,823,256

Life Sciences Tools & Services - 6.5%
Cambrex Corp.	662,468	41,404,250	*
ICON PLC	752,064	104,657,226	*
Syneos Health Inc.	1,564,018	77,066,987	*

Total Life Sciences Tools & Services		223,128,463

Pharmaceuticals - 1.2%
Pacira Pharmaceuticals Inc.	992,046	39,880,249	*

TOTAL HEALTH CARE		739,840,152

INDUSTRIALS - 19.6%
Air Freight & Logistics - 2.5%
Forward Air Corp.	205,100	13,105,890
XPO Logistics Inc.	724,651	72,262,198	*(d)

Total Air Freight & Logistics		85,368,088

Building Products - 4.9%
Masonite International Corp.	592,555	40,441,879	*
Trex Co., Inc.	1,620,998	126,016,384	*

Total Building Products		166,458,263

See Notes to Schedule of Investments.

CLEARBRIDGE SMALL CAP GROWTH FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2018

SECURITY	SHARES	VALUE
Commercial Services & Supplies - 5.1%
Copart Inc.	1,954,872	$112,190,104	*
US Ecology Inc.	894,835	60,669,813

Total Commercial Services & Supplies		172,859,917

Electrical Equipment - 0.4%
BLOOM ENERGY Corp.	630,010	14,521,731	*

Machinery - 4.2%
IDEX Corp.	565,520	86,852,562
Tennant Co.	717,552	58,372,855

Total Machinery		145,225,417

Trading Companies & Distributors - 2.5%
H&E Equipment Services Inc.	1,623,411	59,725,291
MRC Global Inc.	1,204,950	27,292,117	*

Total Trading Companies & Distributors		87,017,408

TOTAL INDUSTRIALS		671,450,824

INFORMATION TECHNOLOGY - 31.5%
Communications Equipment - 1.3%
Casa Systems Inc.	1,292,987	19,692,192	*
Viavi Solutions Inc.	2,495,039	25,249,795	*

Total Communications Equipment		44,941,987

Electronic Equipment, Instruments & Components - 1.8%
MTS Systems Corp.	582,446	31,757,868
nLight Inc.	163,270	4,984,633	*
OSI Systems Inc.	331,350	26,428,476	*

Total Electronic Equipment, Instruments & Components		63,170,977

Internet Software & Services - 13.4%
Cargurus Inc.	200,850	8,706,847	*
comScore Inc.	1,037,520	20,750,400	*
Cornerstone OnDemand Inc.	1,290,390	63,745,266	*
DocuSign Inc.	75,090	4,047,351	*
Envestnet Inc.	783,403	45,907,416	*
GrubHub Inc.	613,375	74,764,279	*
MINDBODY Inc., Class A Shares	1,258,709	47,012,781	*
New Relic Inc.	509,426	49,770,920	*
SendGrid Inc.	636,590	16,252,143	*
Shutterstock Inc.	595,188	27,420,311	*
Wix.com Ltd.	634,882	60,313,790	*
XO Group Inc.	763,592	21,518,022	*
Yext Inc.	891,519	18,846,712	*

Total Internet Software & Services		459,056,238

See Notes to Schedule of Investments.

CLEARBRIDGE SMALL CAP GROWTH FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2018

SECURITY		SHARES	VALUE
IT Services - 0.5%
Cardtronics PLC, Class A Shares		738,431	$18,697,073	*

Semiconductors & Semiconductor Equipment - 4.6%
Inphi Corp.		1,031,131	32,418,759	*
Integrated Device Technology Inc.		1,707,529	58,790,223	*
Monolithic Power Systems Inc.		501,003	66,473,078

Total Semiconductors & Semiconductor Equipment			157,682,060

Software - 9.9%
Aspen Technology Inc.		701,437	67,190,650	*
ForeScout Technologies Inc.		374,232	12,708,919	*
Fortinet Inc.		1,029,846	64,787,612	*
HubSpot Inc.		415,147	51,519,743	*
Imperva Inc.		654,147	30,254,299	*
Pluralsight Inc., Class A Shares		336,100	7,800,881	*
Qualys Inc.		844,910	73,591,661	*
Smartsheet Inc., Class A Shares		217,990	4,686,785	*
Varonis Systems Inc.		450,794	26,946,211	*

Total Software			339,486,761

TOTAL INFORMATION TECHNOLOGY			1,083,035,096

MATERIALS - 1.4%
Chemicals - 1.4%
Balchem Corp.		482,457	48,385,612

REAL ESTATE - 0.4%
Real Estate Management & Development - 0.4%
Redfin Corp.		513,120	12,571,440	*

TOTAL COMMON STOCKS (Cost - $1,674,495,360)			3,259,313,237

	RATE
PREFERRED STOCKS - 1.0%
INFORMATION TECHNOLOGY - 1.0%
Software - 1.0%
DocuSign Inc., Series F Shares (Cost - $11,996,997)	—	628,342	32,556,110	*(a)(c)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $1,686,492,357)			3,291,869,347

SHORT-TERM INVESTMENTS - 4.4%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class (Cost - $153,071,048)	1.741%	153,071,048	153,071,048

TOTAL INVESTMENTS - 100.3% (Cost - $1,839,563,405)			3,444,940,395
Liabilities in Excess of Other Assets - (0.3)%			(11,490,447)

TOTAL NET ASSETS - 100.0%			$3,433,449,948

See Notes to Schedule of Investments.

CLEARBRIDGE SMALL CAP GROWTH FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2018

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

(b)	Security is valued using significant unobservable inputs (Note 1).

(c)	Restricted security (Note 2).

(d)	All or a portion of this security is pledged as collateral for written options.

SCHEDULE OF WRITTEN OPTIONS

Exchange-Traded Written Options
SECURITY	EXPIRATION DATE	STRIKE PRICE	CONTRACTS	NOTIONAL AMOUNT	VALUE
XPO Logistics, Inc., Call (Premiums received - $362,743)	8/17/18	$125.00	1,634	$20,425,000	$24,510

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Small Cap Growth Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Prior to December 1, 2017, short-term fixed income securities that would mature in 60 days or less were valued at amortized cost, unless it was determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Common Stocks:
Consumer Discretionary	$355,687,799	—	$1,156,956	$356,844,755
Other Common Stocks	2,902,468,482	—	—	2,902,468,482
Preferred Stocks	—	$32,556,110	—	32,556,110

Total Long-Term Investments	3,258,156,281	32,556,110	1,156,956	3,291,869,347

Short-Term Investments†	153,071,048	—	—	153,071,048

Total Investments	$3,411,227,329	$32,556,110	$1,156,956	$3,444,940,395

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Written Options	—	$24,510	—	$24,510

†	See Schedule of Investments for additional detailed categorizations.

2. Restricted securities

The following Fund investments are restricted as to resale and, in the absence of readily ascertainable market values, are valued in good faith in accordance with procedures approved by the Board of Trustees.

Security	Number of Shares	Acquisition Date	Cost	Fair Value at 7/31/2018	Value Per Share	Percent of Net Assets
DocuSign Inc., Series F Shares	628,342	4/15	$11,996,997	$32,556,110	$51.81	0.95%
Turn Inc. (Escrow)	878,957	12/13	1,292,367	1,156,956	1.32	0.03

			$13,289,364	$33,713,066		0.98%

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	September 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	September 24, 2018

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	September 24, 2018